Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 41.5%
BlackRock Advantage Emerging Markets Fund, Class K	950,868	$10,297,900
BlackRock Tactical Opportunities Fund, Class K	1,015,756	14,098,696
Diversified Equity Master Portfolio	$65,662,171	65,662,171
International Tilts Master Portfolio	$14,922,138	14,922,138
iShares Developed Real Estate Index Fund, Class K	565,764	6,483,649
iShares MSCI EAFE Small-Cap ETF	89,072	5,909,037

		117,373,591

Fixed-Income Funds — 57.0%
Advantage CoreAlpha Bond Master Portfolio	$52,182,633	52,182,633
iShares Core U.S. Aggregate Bond ETF	416,627	44,620,752
iShares iBoxx $Investment Grade Corporate Bond ETF(b)	39,978	4,834,939
iShares TIPS Bond ETF	181,221	22,574,700
Master Total Return Portfolio	$37,288,460	37,288,460

		161,501,484

Security	Shares	Value

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	4,930,700	$4,929,714
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	8,118,402	8,118,402

		13,048,116

Total Investments — 103.1% (Cost: $214,242,322)		291,923,191

Liabilities in Excess of Other Assets — (3.1)%		(8,850,764)

Net Assets — 100.0%		$283,072,427

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$55,070,280	$869,630	(a)(b)	$—		$(1,004,917)	$(2,752,360)	$52,182,633	$52,182,633	$272,202		$—
BlackRock Advantage Emerging Markets Fund, Class K	11,776,496	—		(531,297)		7,103	(954,402)	10,297,900	950,868	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	7,813,537	—		(2,866,360	)(a)	(18,229)	766	4,929,714	4,930,700	13,116	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,135,736	3,982,666	(a)	—		—	—	8,118,402	8,118,402	891		—
BlackRock Tactical Opportunities Fund, Class K	16,072,201	—		(1,767,744)		566	(206,327)	14,098,696	1,015,756	—		—
Diversified Equity Master Portfolio	69,392,534	139,307	(a)(b)	—		492,178	(4,361,848)	65,662,171	$65,662,171	139,307		—
International Tilts Master Portfolio	16,178,960	105,601	(a)(b)	—		(125,927)	(1,236,496)	14,922,138	$14,922,138	105,601		—
iShares Core U.S. Aggregate Bond ETF	47,008,033	3,492,068		(3,097,763)		(214,741)	(2,566,845)	44,620,752	416,627	129,779		—
iShares Developed Real Estate Index Fund, Class K	7,152,836	—		(390,323)		20,114	(298,978)	6,483,649	565,764	—		—
iShares iBoxx $Investment Grade Corporate Bond ETF	5,297,885	—		—		—	(462,946)	4,834,939	39,978	19,893		—
iShares MSCI EAFE Small-Cap ETF	6,510,272	2		—		—	(601,237)	5,909,037	89,072	—		—
iShares TIPS Bond ETF	24,067,634	710,002		(1,359,560)		170,793	(1,014,169)	22,574,700	181,221	122,132		—
Master Total Return Portfolio	39,411,367	764,765	(a)(b)	—		(579,557)	(2,308,115)	37,288,460	$37,288,460	406,166		—

						$(1,252,617)	$(16,762,957)	$291,923,191		$1,209,087		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	14	04/14/22	$1,296	$22,643
TOPIX Index	53	06/09/22	8,391	688,870
S&P/TSE 60 Index	16	06/16/22	3,371	52,588
FTSE 100 Index	29	06/17/22	2,837	121,479
FTSE/MIB Index	9	06/17/22	1,206	62,977
MSCI EAFE Index	31	06/17/22	3,324	126,592
Russell 2000 E-Mini Index	90	06/17/22	9,299	267,027
10-Year U.S. Treasury Note	78	06/21/22	9,575	(254,739)

				1,087,437

Short Contracts
S&P 500 E-Mini Index	13	06/17/22	2,945	(183,795)
S&P 500 Micro E-Mini Index	276	06/17/22	6,252	(219,458)
Ultra U.S. Treasury Bond	30	06/21/22	5,310	162,686
5-Year U.S. Treasury Note	174	06/30/22	19,933	648,421

				407,854

				$1,495,291

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	2,054,000	USD	1,506,138	Bank of America N.A.	06/15/22	$32,723
CAD	1,903,000	USD	1,486,846	Bank of America N.A.	06/15/22	35,089
CAD	3,504,169	USD	2,766,583	Morgan Stanley & Co. International PLC	06/15/22	35,896
USD	41,231	EUR	37,000	Morgan Stanley & Co. International PLC	06/15/22	190
USD	541,607	JPY	62,469,000	Morgan Stanley & Co. International PLC	06/15/22	27,523
USD	3,348,008	JPY	386,159,796	Morgan Stanley & Co. International PLC	06/15/22	170,139

						301,560

EUR	8,574,905	USD	9,545,398	Bank of America N.A.	06/15/22	(33,790)
JPY	386,160,000	USD	3,355,264	Deutsche Bank AG	06/15/22	(177,393)
USD	1,497,593	AUD	2,054,356	Deutsche Bank AG	06/15/22	(41,534)
USD	1,502,969	CAD	1,903,368	Bank of America N.A.	06/15/22	(19,261)
USD	9,353,858	EUR	8,575,000	Bank of America N.A.	06/15/22	(157,856)

						(429,834)

						$(128,274)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$36,789,282	$—	$—	$36,789,282
Fixed-Income Funds	72,030,391	—	—	72,030,391
Money Market Funds	13,048,116	—	—	13,048,116

	$121,867,789	$—	$—	121,867,789

Investments Valued at NAV(a)				170,055,402

				$291,923,191

Derivative Financial Instruments(b)
Assets
Equity Contracts	$446,207	$895,969	$—	$1,342,176
Foreign Currency Exchange Contracts.	—	301,560	—	301,560
Interest Rate Contracts	811,107	—	—	811,107
Liabilities
Equity Contracts	(403,253)	—	—	(403,253)
Foreign Currency Exchange Contracts	—	(429,834)	—	(429,834)
Interest Rate Contracts	(254,739)	—	—	(254,739)

	$599,322	$767,695	$—	$1,367,017

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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